Financial instruments and risk management (Details 5) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Foreign Market [Member] | A Minus [Member] | Counterparty Risk [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	R$ 233
Counterparty Risk [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	16,606	R$ 18,929
Other financial assets with no risk assessment	212	232
Financial assets without risk classification	212	232
Financial assets	16,818	19,161
Counterparty Risk [Member] | AAA [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	12,138	13,931
Counterparty Risk [Member] | AA Plus [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	153	140
Counterparty Risk [Member] | AA [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	190	130
Counterparty Risk [Member] | AA Minus [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	125	249
Counterparty Risk [Member] | A Plus [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	2,849	3,073
Counterparty Risk [Member] | A [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	910	538
Counterparty Risk [Member] | A Minus [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	240	819
Counterparty Risk [Member] | BBB [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	1	49
Counterparty Risk [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	5,363	11,994
Other financial assets with no risk assessment	212	149
Financial assets without risk classification	212	149
Financial assets	5,575	12,143
Counterparty Risk [Member] | Domestic Market [Member] | AAA [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	4,656	11,438
Counterparty Risk [Member] | Domestic Market [Member] | AA Plus [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	153	140
Counterparty Risk [Member] | Domestic Market [Member] | AA [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	190	130
Counterparty Risk [Member] | Domestic Market [Member] | AA Minus [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	125	249
Counterparty Risk [Member] | Domestic Market [Member] | A Plus [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification		1
Counterparty Risk [Member] | Domestic Market [Member] | A [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	232	32
Counterparty Risk [Member] | Domestic Market [Member] | A Minus [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	7	4
Counterparty Risk [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	11,243	6,935
Other financial assets with no risk assessment		83
Financial assets without risk classification		83
Financial assets	11,243	7,018
Counterparty Risk [Member] | Foreign Market [Member] | AAA [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	7,482	2,493
Counterparty Risk [Member] | Foreign Market [Member] | A Plus [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	2,849	3,072
Counterparty Risk [Member] | Foreign Market [Member] | A [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	678	506
Counterparty Risk [Member] | Foreign Market [Member] | A Minus [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification		815
Counterparty Risk [Member] | Foreign Market [Member] | BBB [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	R$ 1	R$ 49